INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patents pending for the EZ-G device (Note 4) as well as the primary growing license for medical cannabis in Israel. The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $193,382.

	Software*	License	Patent applications and technological know how	Total
Cost
Balance, December 31, 2022	$2,301,580	$850,000	$42,961,382	$1,300,429
Additions	366,325	-	-	43,871,579
Impairments	(2,478,491)	(850,000)	(9,498,279)	-
Translation differences	(108,176)	-	-	(32,385)
Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Translation differences	-	-	-	-
Balance, March 31, 2024	$81,238	$-	33,463,103	$33,544,341
Accumulated depreciation
Balance, December 31, 2022	$-	$-	-	$81,406
Depreciation	81,406	-	-	(168)
Translation differences	(168)
Balance, December 31, 2023	81,238	-	-	81,238
Depreciation	-	-	-	-
Balance, March 31, 2024	$81,238	$-	-	$81,238
Net book value
At December 31, 2023	$-	$-	33,463,103	$33,463,103
At March 31, 2024	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)